Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Liabilities	$ 512,318	$ 635,892	$ 512,318
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Purchased of propety plant and equipment		5,900
Nine Energy Service, Inc. [Member] | Products and Rentals [Member]
Purchased of propety plant and equipment		900
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Liabilities		6,800
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Administrative service fee		800	0
Successor [Member]
Rental income to be paid on leases	57,800	114,900
Successor [Member] | Prime Business Solutions LLC [Member]
Maintenance fees payable		400
Successor [Member] | Mubbadrah Group Entities [Member]
Rental income to be paid on leases	100	200
Due from related party		$ 600
Percentage of ownership		19.72%
Successor [Member] | Heavy Equipment Manufacturing & Trading LLC [Member]
Services charges		$ 100
Successor [Member] | Heavy Equipment Manufacturing & Trading LLC [Member] | GES [Member]
Services charges			$ 500
Successor [Member] | Esnaad Solutions LLC [Member] | Mubbadrah Investment LLC [Member]
Percentage of ownership		99.00%
Services charges	$ 100	$ 1,100
Successor [Member] | Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership	100.00%		100.00%